FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:-	FAIR VALUE MEASUREMENT

The Company measures its marketable securities, foreign currency derivative contracts, investment in Iluminage Beauty Ltd and contingent considerations at fair value. Marketable securities are classified within Level 1 or Level 2 because they are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investments in ARS, investment in Iluminage Beauty Ltd and liabilities with respect to contingent considerations are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2013 and 2012:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$39,216	$-	$39,216
ARS	-	-	1,061	1,061
Government debentures	-	3,783	-	3,783
Government sponsored enterprises	-	3,682	-	3,682
Money markets funds	6,762	-	-	6,762
Investment in affiliated companies	-	-	24,720	24,720

Total	$6,762	$46,681	$25,781	$79,224

Liabilities:
Foreign currency derivatives	$-	$16	$-	$16
Contingent consideration	$-	$-	$7,896	$7,896

Total	$-	$16	$7,896	$7,912

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$17,847	$-	$17,847
ARS	-	-	1,230	1,230
Government debentures	-	4,302	-	4,302
Government sponsored enterprises	-	13,231	-	13,231
Money markets funds	12,492	-	-	12,492
Foreign currency derivatives	-	152	-	152

Total	$12,492	$35,532	$1,230	$49,254

Liabilities:
Contingent consideration	$-	$-	$6,750	$6,750

Total	$-	$-	$6,750	$6,750

The estimated fair value of the Company's ARS holdings and collateralized debt obligations investment as of December 31, 2013 and 2012 were $ 1,061 and $ 1,230, respectively, which reflects cumulative other than temporary impairment of $ 2,803 and $ 2,813, respectively, below their cost.

The table below presents the changes in Level 3 investments measured on a recurring basis:

	December 31,
	2013	2012

Balance at the beginning of the year	$1,230	$1,313
Changes in realized gains included in earnings	31	5
Sales (*)	(200)	(100)
Changes in unrealized gains included in Other comprehensive income	-	12

Balance at the end of the year	$1,061	$1,230

(*)
During 2013, the Company sold ARS with carrying amount of $169 for a total consideration of $200, which reflects a gain of $31. During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5.

The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis and related to business combinations of THB in December 2010 and from RBT investment in May 2012:

	December 31,
	2013	2012

Fair value at the beginning of the year	$6,750	$2,535
Acquisition date fair value of contingent consideration related to additional investment in RBT (see Note 1b5)	-	6,125
Changes in the fair value of contingent consideration, net	1,146	(1,910)

Fair value at the end of the year	$7,896	$6,750

The fair value of the contingent consideration related to the acquisition of THB was $0 for the year ended December 31,  2012. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until May 31, 2013 and the Company will be required to pay the contingent consideration.   On May 31, 2013, the revenues milestone was not achieved and no payments to THB's shareholders were due. The Company recorded in 2012 and 2011, due to changes in fair value, an income in the amount of $2,535 and expenses of $126, respectively.

The fair value of the contingent consideration related to the investment in RBT was $7,896 and $6,750 as of December 31, 2013 and 2012, respectively. . The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until 2017 and the Company will be required to pay the contingent consideration. The Company recorded expenses of $1,146 and $625, respectively, in 2013 and 2012, due to changes in fair value as a result of the passage of time.

Changes in the contingent consideration are recorded in the statements of operations under other expenses (income), net.

The table below presents the changes in Level 3 investment in Iluminage Beauty measured on a recurring basis and related to deconsolidation of Syneron Beauty in December 9, 2013:

	December 31,
	2013	2012

Fair value at the beginning of the year	$-	$-
Fair value of investment in Iluminage Beauty (see Note 1b1)	24,720	-
Changes in the fair value	-	-

Fair value at the end of the year	$24,720	$-

 The fair value of the Company equity interest in Iluminage Beauty (see note 1b1) was calculated by a third party appraisal firm using the discount cash flow and the OPM method, which uses significant unobservable inputs such as cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital.

Assets measured at fair value on a nonrecurring basis:

Level 3 assets measured on a nonrecurring basis at December 31, 2013 and 2012 consisted of intangible assets and investment in affiliated companies. As of December 31, 2013 and 2012, certain intangible assets were written down to their estimated fair values of $3,102 and $4,281, resulting in an impairment charge of $323 and $3,370, respectively The fair value for such assets were calculated by a third party appraisal firm using the discounted cash flow method, which uses significant unobservable inputs which require significant management judgment due to the absence of quoted market prices or observable inputs for assets of a similar nature (see also Note 16 and Note 7).

During 2013, an investment in an affiliated company with a carrying amount of $1,000 was written down to its estimated fair values of $0, resulting in an impairment charge of $1,000. During 2012, an investment in affiliated company with a carrying amount of $200 was written down to its estimated fair values of $0, resulting in an impairment charge of $200.

During 2011, an investment in another affiliated company with a carrying amount of $9,387 was written down to its estimated fair value of $0, resulting in an impairment charge of $9,387.

All impairments mentioned above are recorded in the statements of Operations under other expenses (income), net (see also Note 17).